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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 1/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 CONVERTIBLE CORPORATE BOND - 0.6%

 Value

 Materials - 0.6%

 Precious Metals & Minerals - 0.6%

 4,600,000

 Aquarius Platinum, Ltd., 4.0%, 12/18/15

 $

 4,416,000

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost $4,527,291)

 $

 4,416,000

 PREFERRED STOCK - 0.0%+

 Real Estate - 0.0%+

 Retail REIT - 0.0%+

 204

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 199,920

 TOTAL PREFERRED STOCK

 (Cost $195,245)

 $

 199,920

 Shares

 COMMON STOCKS - 73.6%

 Materials - 2.3%

 Commodity Chemicals - 0.2%

 20,543

 Lenzing AG

 $

 1,323,273

 Specialty Chemicals - 1.2%

 20,979

 PPG Industries, Inc.

 $

 4,675,800

 7,866

 The Sherwin-Williams Co.

 2,133,810

 23,608

 The Valspar Corp.

 1,969,615

 $

 8,779,225

 Construction Materials - 0.4%

 507,000

 Anhui Conch Cement Co., Ltd.

 $

 1,703,347

 9,700

 Shree Cement, Ltd.

 1,709,924

 $

 3,413,271

 Diversified Metals & Mining - 0.1%

 13,968,600

 Hanson International Tbk PT

 $

 780,971

 Precious Metals & Minerals - 0.4%

 6,513,518

 Aquarius Platinum, Ltd.

 $

 1,420,073

 275,012

 Royal Bafokeng Platinum, Ltd. *

 1,273,204

 $

 2,693,277

 Total Materials

 $

 16,990,017

 Capital Goods - 14.2%

 Aerospace & Defense - 4.5%

 2,336,000

 AviChina Industry & Technology Co, Ltd.

 $

 1,507,759

 25,877

 Honeywell International, Inc.

 2,529,736

 16,622

 Huntington Ingalls Industries, Inc.

 1,938,125

 14,756

 L-3 Communications Holdings, Inc.

 1,816,759

 67,654

 Northrop Grumman Corp.

 10,618,295

 56,392

 Raytheon Co.

 5,642,020

 59,291

 Rockwell Collins, Inc.

 5,076,495

 22,502

 Safran SA

 1,499,798

 13,278

 Thales SA

 700,304

 7,840

 United Technologies Corp.

 899,875

 44,356

 Zodiac Aerospace

 1,474,315

 $

 33,703,481

 Building Products - 0.5%

 69,800

 Sinko Industries, Ltd.

 $

 808,618

 222,000

 Takasago Thermal Engineering Co, Ltd.

 2,785,271

 $

 3,593,889

 Construction & Engineering - 2.4%

 3,573,400

 Adhi Karya Persero Tbk PT

 $

 1,036,010

 1,835,703

 China Singyes Solar Technologies Holdings, Ltd.

 2,559,867

 2,792,770

 China State Construction International Holdings, Ltd.

 4,271,688

 3,137,900

 Pembangunan Perumahan Persero Tbk PT

 963,745

 17,612,800

 Total Bangun Persada Tbk PT

 1,537,001

 137,200

 Totetsu Kogyo Co, Ltd.

 3,275,647

 195,982

 Voltas, Ltd.

 846,717

 15,136,700

 Waskita Karya Persero Tbk PT

 2,035,411

 4,810,300

 Wijaya Karya Persero Tbk PT

 1,413,925

 $

 17,940,011

 Electrical Components & Equipment - 1.3%

 22,516

 Rockwell Automation, Inc.

 $

 2,452,443

 1,042,000

 Zhuzhou CSR Times Electric Co, Ltd.

 5,833,544

 54,611

 Zumtobel Group AG

 1,254,497

 $

 9,540,484

 Heavy Electrical Equipment - 0.4%

 184,641

 Bharat Heavy Electricals, Ltd.

 $

 865,980

 272,100

 Central Pattana Public Co.

 372,255

 129,000

 Mitsubishi Electric Corp.

 1,492,171

 $

 2,730,406

 Industrial Conglomerates - 0.5%

 9,143

 3M Co.

 $

 1,483,909

 122,170

 SM Investments Corp.

 2,558,518

 $

 4,042,427

 Construction & Farm Machinery & Heavy Trucks - 1.6%

 2,693,500

 China CNR Corp., Class H

 $

 3,464,074

 13,669

 Cummins, Inc.

 1,906,279

 2,634,000

 Nam Cheong, Ltd.

 609,275

 30,763

 PACCAR, Inc.

 1,849,164

 51,040

 The Toro Co.

 3,313,006

 $

 11,141,798

 Industrial Machinery - 3.0%

 9,088,000

 EVA Precision Industrial Holdings, Ltd.

 $

 2,158,131

 8,600

 FANUC Corp.

 1,443,403

 53,108

 GEA Group AG

 2,412,307

 1,184

 Georg Fischer AG

 710,274

 41,700

 Glory, Ltd.

 1,094,543

 7,500

 Hoshizaki Electric Co, Ltd.

 379,497

 40,743

 Illinois Tool Works, Inc.

 3,792,766

 42,605

 Industria Macchine Automatiche S.p.A.

 1,877,706

 2,270

 Interroll Holding AG

 1,158,237

 251,000

 Minebea Co., Ltd.

 3,875,988

 149,900

 THK Co., Ltd.

 3,645,767

 $

 22,548,619

 Total Capital Goods

 $

 105,241,115

 Commercial Services & Supplies - 1.8%

 Environmental & Facilities Services - 0.7%

 2,057,000

 China Everbright International, Ltd.

 $

 3,029,310

 546,000

 Dongjiang Environmental Co, Ltd.

 1,890,785

 $

 4,920,095

 Security & Alarm Services - 0.8%

 2,926

 Kaba Holding AG *

 $

 1,470,746

 77,000

 Secom Co., Ltd.

 4,466,865

 $

 5,937,611

 Research & Consulting Services - 0.3%

 32,079

 Teleperformance

 $

 2,300,993

 Total Commercial Services & Supplies

 $

 13,158,699

 Transportation - 2.2%

 Air Freight & Logistics - 0.2%

 20,458

 CH Robinson Worldwide, Inc.

 $

 1,457,019

 Airlines - 0.2%

 45,500

 Japan Airlines Co, Ltd.

 $

 1,526,554

 Railroads - 1.6%

 15,384

 Container Corp Of India, Ltd.

 $

 347,430

 88,761

 CSX Corp.

 2,955,741

 69,707

 Union Pacific Corp.

 8,170,357

 $

 11,473,528

 Highways & Railtracks - 0.2%

 2,192,000

 Anhui Expressway Co, Ltd.

 $

 1,590,063

 Total Transportation

 $

 16,047,164

 Automobiles & Components - 1.9%

 Auto Parts & Equipment - 0.7%

 76,275

 Brembo S.p.A.

 $

 2,680,815

 62,451

 Johnson Controls, Inc.

 2,902,098

 $

 5,582,913

 Automobile Manufacturers - 1.2%

 1,256,200

 Astra International Tbk PT

 $

 773,839

 32,509

 Bayerische Motoren Werke AG

 3,794,138

 16,790

 Daimler AG

 1,524,953

 73,300

 Fuji Heavy Industries, Ltd.

 2,628,644

 $

 8,721,574

 Total Automobiles & Components

 $

 14,304,487

 Consumer Durables & Apparel - 1.1%

 Home Furnishings - 0.7%

 1,733

 Forbo Holding AG

 $

 1,676,484

 3,981,600

 Man Wah Holdings, Ltd.

 3,403,537

 $

 5,080,021

 Homebuilding - 0.4%

 290,000

 Sekisui Chemical Co., Ltd.

 $

 3,167,150

 Total Consumer Durables & Apparel

 $

 8,247,171

 Consumer Services - 1.4%

 Hotels, Resorts & Cruise Lines - 1.1%

 453,648

 Aitken Spence Hotel Holdings Plc

 $

 273,362

 1,368,100

 Bloomberry Resorts Corp. *

 381,525

 49,133

 Marriott International, Inc.

 3,660,408

 68,775

 Melia Hotels International SA

 790,600

 34,609

 Wyndham Worldwide Corp.

 2,899,888

 $

 8,005,783

 Education Services - 0.3%

 663,936

 G8 Education, Ltd.

 $

 2,154,464

 Total Consumer Services

 $

 10,160,247

 Media - 2.4%

 Advertising - 0.1%

 38,999

 Stroeer Media AG *

 $

 1,136,721

 Broadcasting - 0.2%

 1,159,600

 ABS-CBN Holdings Corp. (G.D.R.)

 $

 1,308,229

 Cable & Satellite - 0.2%

 31,034

 Comcast Corp.

 $

 1,649,302

 Movies & Entertainment - 1.1%

 37,290

 The Walt Disney Co.

 $

 3,391,898

 58,863

 Time Warner, Inc.

 4,587,194

 $

 7,979,092

 Publishing - 0.8%

 322,042

 Reed Elsevier Plc

 $

 5,598,152

 Total Media

 $

 17,671,496

 Retailing - 1.7%

 Internet Retail - 0.8%

 264,430

 Vipshop Holdings, Ltd. (A.D.R.) *

 $

 5,920,588

 Department Stores - 0.2%

 14,528

 Next Plc

 $

 1,580,243

 General Merchandise Stores - 0.7%

 39,447

 Dollar General Corp. *

 $

 2,645,316

 30,312

 Target Corp.

 2,231,266

 $

 4,876,582

 Specialty Stores - 0.0%+

 1,668

 Valora Holding AG

 $

 403,219

 Total Retailing

 $

 12,780,632

 Food & Staples Retailing - 1.9%

 Drug Retail - 0.9%

 66,323

 CVS Health Corp.

 $

 6,510,266

 Food Retail - 0.4%

 849,000

 Sheng Siong Group, Ltd.

 $

 454,460

 32,826

 The Kroger Co.

 2,266,635

 $

 2,721,095

 Hypermarkets & Super Centers - 0.6%

 15,904

 Costco Wholesale Corp.

 $

 2,274,113

 906,700

 Puregold Price Club, Inc.

 857,762

 958,940

 Robinsons Retail Holdings, Inc. *

 1,714,973

 $

 4,846,848

 Total Food & Staples Retailing

 $

 14,078,209

 Food, Beverage & Tobacco - 1.2%

 Distillers & Vintners - 0.1%

 1,431,000

 Thai Beverage PCL

 $

 759,698

 Soft Drinks - 0.7%

 59,291

 PepsiCo., Inc.

 $

 5,560,310

 Packaged Foods & Meats - 0.4%

 43,000

 Ajinomoto Co, Inc.

 $

 883,193

 272,351

 Grupo Bimbo SAB de CV

 695,260

 10,281

 The Hershey Co.

 1,050,821

 $

 2,629,274

 Total Food, Beverage & Tobacco

 $

 8,949,282

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 72,600

 Mandom Corp.

 $

 2,450,950

 Total Household & Personal Products

 $

 2,450,950

 Health Care Equipment & Services - 4.1%

 Health Care Equipment - 0.6%

 33,274

 Abbott Laboratories

 $

 1,489,344

 21,729

 Becton Dickinson and Co.

 3,000,340

 $

 4,489,684

 Health Care Distributors - 1.7%

 80,573

 Cardinal Health, Inc.

 $

 6,702,868

 8,578,000

 Kangda International Environmental Co, Ltd. *

 3,789,746

 605,600

 Sinopharm Group Co, Ltd.

 2,206,089

 $

 12,698,703

 Health Care Facilities - 0.7%

 1,389,569

 Japara Healthcare, Ltd.

 $

 2,092,630

 38,895

 Orpea

 2,532,297

 19,684

 Ramsay Health Care, Ltd.

 905,239

 $

 5,530,166

 Managed Health Care - 1.1%

 74,220

 Aetna, Inc.

 $

 6,814,880

 10,562

 UnitedHealth Group, Inc.

 1,122,212

 $

 7,937,092

 Total Health Care Equipment & Services

 $

 30,655,645

 Pharmaceuticals, Biotechnology & Life Sciences - 3.8%

 Biotechnology - 0.7%

 35,302

 Amgen, Inc.

 $

 5,375,083

 2,926

 China Biologic Products, Inc. *

 199,378

 $

 5,574,461

 Pharmaceuticals - 2.7%

 97,985

 Almirall SA

 $

 1,707,142

 2,691,000

 China Animal Healthcare, Ltd.

 1,809,722

 3,305,000

 China Medical System Holdings, Ltd.

 5,676,267

 858,000

 CSPC Pharmaceutical Group, Ltd.

 722,359

 24,332

 Novartis AG

 2,372,170

 995,500

 Shanghai Fosun Pharmaceutical Group Co, Ltd.

 3,597,723

 19,086

 Shire Plc (A.D.R.)

 4,184,796

 $

 20,070,179

 Life Sciences Tools & Services - 0.4%

 48,550

 INC Research Holdings, Inc.

 $

 1,131,215

 13,100

 Lonza Group AG

 1,552,531

 $

 2,683,746

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 28,328,386

 Banks - 8.7%

 Diversified Banks - 8.1%

 491,102

 Akbank TAS

 $

 1,796,159

 505,735

 Axis Bank, Ltd.

 4,783,697

 3,798,700

 Bank Mandiri Persero Tbk PT

 3,281,316

 6,189,500

 Bank Negara Indonesia Persero Tbk PT

 3,035,793

 655,000

 Bank of China, Ltd.

 365,376

 10,386,042

 Bank of Ireland *

 3,129,077

 3,561,000

 Bank Rakyat Indonesia Persero Tbk PT

 3,264,154

 2,012,225

 BDO Unibank, Inc.

 5,193,776

 216,500

 BOC Hong Kong Holdings, Ltd.

 757,050

 58,022

 Danske Bank A/S *

 1,499,568

 1,717,952

 First Gulf Bank PJSC

 7,931,727

 1,798,579

 Hatton National Bank Plc

 2,789,911

 166,363

 ICICI Bank, Ltd. (A.D.R.)

 1,998,020

 2,737,800

 Krung Thai Bank PCL

 1,899,971

 982,830

 Metropolitan Bank & Trust Co.

 2,109,713

 283,000

 Mitsubishi UFJ Financial Group, Inc.

 1,505,737

 1,356,100

 Mizuho Financial Group, Inc.

 2,226,599

 1,353,602

 National Development Bank Plc

 2,413,414

 20,024

 Sampath Bank Plc

 37,071

 55,300

 Sumitomo Mitsui Financial Group, Inc.

 1,859,694

 647,000

 The Siam Commercial Bank PCL

 3,550,489

 165,038

 Turkiye Halk Bankasi AS

 1,064,137

 146

 United Overseas Bank, Ltd.

 2,494

 298,540

 Yes Bank, Ltd.

 4,135,846

 $

 60,630,789

 Regional Banks - 0.1%

 141,340

 Banregio Grupo Financiero SAB de CV

 $

 734,873

 Thrifts & Mortgage Finance - 0.5%

 173,376

 Housing Development Finance Corp, Ltd.

 $

 3,559,499

 Total Banks

 $

 64,925,161

 Diversified Financials - 3.4%

 Multi-Sector Holdings - 0.6%

 191,820

 Ayala Corp.

 $

 3,139,135

 6,761,400

 Metro Pacific Investments Corp.

 790,023

 $

 3,929,158

 Specialized Finance - 0.3%

 492,539

 Power Finance Corp, Ltd.

 $

 2,358,338

 Asset Management & Custody Banks - 2.2%

 34,734

 Guggenheim S&P Global Water Index ETF

 $

 958,311

 62,224

 Invesco, Ltd.

 2,285,488

 135,713

 KKR & Co LP

 3,258,469

 56,569

 Legg Mason, Inc.

 3,136,185

 9,958

 Leonteq AG

 2,190,614

 1,132,967

 PTC India Financial Services, Ltd.

 1,141,323

 93,138

 The Blackstone Group LP

 3,477,773

 $

 16,448,163

 Diversified Capital Markets - 0.3%

 1,024,000

 China Everbright, Ltd.

 $

 2,201,425

 Total Diversified Financials

 $

 24,937,084

 Insurance - 0.9%

 Life & Health Insurance - 0.2%

 6,397

 Swiss Life Holding AG

 $

 1,429,337

 Multi-line Insurance - 0.5%

 463,747

 Aviva Plc

 $

 3,683,323

 Property & Casualty Insurance - 0.2%

 46,700

 Tokio Marine Holdings, Inc.

 $

 1,628,567

 Total Insurance

 $

 6,741,227

 Real Estate - 9.7%

 Diversified REIT - 0.7%

 514,847

 Green Real Estate Investment Trust plc *

 $

 778,415

 2,541,000

 Mapletree Greater China Commercial Trust

 1,913,401

 222,589

 Merlin Properties Socimi SA

 2,668,743

 $

 5,360,559

 Industrial REIT - 0.6%

 1,412,000

 Ascendas Real Estate Investment Trust

 $

 2,565,405

 1,119,000

 Mapletree Industrial Trust

 1,263,599

 458,000

 Mapletree Logistics Trust

 405,662

 $

 4,234,666

 Mortgage REIT - 0.3%

 93,104

 Starwood Property Trust, Inc.

 $

 2,227,979

 Office REIT - 0.0%+

 708

 Keppel Real Estate Investment Trust

 $

 646

 Residential REIT - 0.1%

 789,700

 Ascott Residence Trust

 $

 737,715

 11,502

 Starwood Waypoint Residential Trust

 278,808

 $

 1,016,523

 Retail REIT - 0.3%

 781,000

 CapitaMall Trust

 $

 1,205,807

 282,000

 Frasers Centrepoint Trust

 431,038

 74,022

 Wheeler Real Estate Investment Trust, Inc.

 256,116

 $

 1,892,961

 Diversified Real Estate Activities - 1.9%

 34,944,200

 Alam Sutera Realty Tbk PT

 $

 1,631,100

 6,600

 Daito Trust Construction Co, Ltd.

 732,391

 270,336

 DIC Asset AG

 2,829,222

 297,592

 DLF, Ltd.

 815,977

 151,000

 Mitsubishi Estate Co, Ltd.

 3,040,522

 28,000

 Mitsui Fudosan Co., Ltd.

 708,190

 45,751,900

 Pakuwon Jati Tbk PT

 1,795,152

 2,722,900

 Robinsons Land Corp.

 1,709,660

 59

 Swire Pacific, Ltd.

 789

 170,500

 Takara Leben Co., Ltd.

 885,756

 $

 14,148,759

 Real Estate Operating Companies - 1.1%

 20,943

 Deutsche Annington Immobilien SE *

 $

 728,353

 33,465

 Deutsche Euroshop AG

 1,551,352

 104,580

 Deutsche Wohnen AG

 2,723,901

 6,516,700

 SM Prime Holdings, Inc.

 2,732,020

 $

 7,735,626

 Real Estate Development - 4.7%

 6,299,100

 Asian Property Development PCL

 $

 1,232,474

 5,172,000

 Beijing Capital Land, Ltd.

 2,364,093

 2,316,600

 Bumi Serpong Damai Tbk PT

 367,694

 1,294,000

 China Overseas Land & Investment, Ltd.

 3,724,361

 1,284,000

 China Resources Land, Ltd.

 3,259,403

 6,246,000

 CIFI Holdings Group Co, Ltd.

 1,253,798

 2,518,000

 Franshion Properties China, Ltd.

 737,371

 823,211

 Housing Development & Infrastructure, Ltd. *

 1,483,466

 3,344,000

 KWG Property Holding, Ltd.

 2,135,299

 25,618,000

 Megaworld Corp.

 2,984,973

 1,831,000

 Poly Property Group Co, Ltd.

 841,856

 397,500

 Pruksa Real Estate PCL

 391,910

 21,222,300

 Quality Houses PCL

 2,543,302

 692,500

 Shimao Property Holdings, Ltd.

 1,455,862

 302,625

 Sobha, Ltd.

 2,281,813

 9,470,600

 Summarecon Agung Tbk PT

 1,227,320

 2,546,000

 Sunac China Holdings, Ltd.

 2,260,836

 1,565,800

 Supalai PCL

 1,168,007

 91,569

 TAG Immobilien AG

 1,190,577

 9,360,000

 Yuzhou Properties Co, Ltd.

 2,229,366

 $

 35,133,781

 Total Real Estate

 $

 71,751,500

 Software & Services - 3.3%

 Internet Software & Services - 1.8%

 36,023

 Baidu, Inc. (A.D.R.) *

 $

 7,850,132

 85,366

 Info Edge India, Ltd.

 1,161,344

 13,048

 Qihoo 360 Technology Co, Ltd. (A.D.R.) *

 763,569

 206,700

 Tencent Holdings, Ltd.

 3,489,420

 $

 13,264,465

 Data Processing & Outsourced Services - 1.0%

 43,968

 MasterCard, Inc.

 $

 3,606,695

 3,269,200

 My EG Services Bhd

 2,289,858

 724,311

 Vakrangee, Ltd.

 1,490,698

 $

 7,387,251

 Application Software - 0.5%

 48,116

 Adobe Systems, Inc. *

 $

 3,374,375

 2,516,000

 Kingdee International Software Group Co, Ltd.

 813,443

 $

 4,187,818

 Total Software & Services

 $

 24,839,534

 Technology Hardware & Equipment - 4.5%

 Communications Equipment - 0.2%

 3,104,000

 China Fiber Optic Network System Group, Ltd.

 $

 758,872

 56,000

 Hitachi Kokusai Electric, Inc.

 762,750

 $

 1,521,622

 Computer Storage & Peripherals - 0.7%

 43,180

 Apple, Inc.

 $

 5,058,969

 Electronic Equipment Manufacturers - 1.8%

 40,200

 Hitachi High-Technologies Corp.

 $

 1,249,609

 420,000

 Hitachi, Ltd.

 3,174,148

 22,138

 Ingenico

 2,313,713

 5,000

 Keyence Corp.

 2,326,245

 1,612,000

 PAX Global Technology, Ltd. *

 1,510,751

 3,178,000

 Wasion Group Holdings, Ltd.

 2,952,488

 $

 13,526,954

 Electronic Components - 1.8%

 113,400

 Alps Electric Co, Ltd.

 $

 2,360,299

 68,340

 Amphenol Corp.

 3,670,541

 24,000

 Largan Precision Co, Ltd.

 1,980,420

 32,300

 Murata Manufacturing Co., Ltd.

 3,482,907

 25,200

 TDK Corp.

 1,568,301

 $

 13,062,468

 Total Technology Hardware & Equipment

 $

 33,170,013

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductor Equipment - 0.9%

 26,739

 Lam Research Corp. *

 $

 2,043,929

 16,380,000

 Xinyi Solar Holdings, Ltd.

 4,511,572

 $

 6,555,501

 Total Semiconductors & Semiconductor Equipment

 $

 6,555,501

 Telecommunication Services - 0.3%

 Wireless Telecommunication Services - 0.3%

 259,499

 Bharti Airtel, Ltd.

 $

 1,560,889

 290,774

 Idea Cellular, Ltd.

 726,072

 $

 2,286,961

 Total Telecommunication Services

 $

 2,286,961

 Utilities - 1.6%

 Electric Utilities - 0.6%

 131,164

 CESC, Ltd.

 $

 1,535,059

 333,000

 Cheung Kong Infrastructure Holdings, Ltd.

 2,735,268

 $

 4,270,327

 Water Utilities - 0.9%

 2,266,000

 Beijing Enterprises Water Group, Ltd.

 $

 1,492,702

 4,888,000

 China Water Affairs Group, Ltd.

 2,292,832

 738,000

 CT Environmental Group, Ltd. *

 740,666

 1,106,000

 Guangdong Investment, Ltd.

 1,480,928

 7,063,000

 SIIC Environment Holdings, Ltd. *

 732,164

 $

 6,739,292

 Independent Power Producers & Energy Traders - 0.1%

 1,776,000

 Beijing Jingneng Clean Energy Co., Ltd. *

 $

 710,198

 Total Utilities

 $

 11,719,817

 TOTAL COMMON STOCKS

 (Cost $516,077,603)

 $

 545,990,298

 Principal Amount ($)

 Floating

 Rate (b)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%

 Banks - 1.6%

 Thrifts & Mortgage Finance - 1.6%

 3,000,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 $

 3,049,779

 3,000,000

 GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39

 3,010,209

 2,384,000

 5.88

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 REMICS, Floating Rate Note, 4/15/45

 2,379,435

 3,000,000

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 3,095,109

 $

 11,534,532

 Total Banks

 $

 11,534,532

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,228,721)

 $

 11,534,532

 CORPORATE BONDS - 9.1%

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.4%

 2,800,000

 Concho Resources, Inc., 7.0%, 1/15/21

 $

 2,947,000

 Total Energy

 $

 2,947,000

 Materials - 5.6%

 Metal & Glass Containers - 0.2%

 1,586,000

 Ball Corp., 4.0%, 11/15/23

 $

 1,568,158

 Diversified Metals & Mining - 2.1%

 17,586,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 15,563,610

 Gold - 3.3%

 6,000,000

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 5,697,438

 4,000,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 4,305,520

 3,000,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,229,140

 1,700,000

 Kinross Gold Corp., 5.125%, 9/1/21

 1,717,731

 7,300,000

 Kinross Gold Corp., 5.125%, 9/1/21

 7,376,139

 1,850,000

 Kinross Gold Corp., 5.95%, 5/15/24

 1,839,655

 $

 24,165,623

 Total Materials

 $

 41,297,391

 Transportation - 0.7%

 Airlines - 0.7%

 5,000,000

 American Airlines 2013-1 Class C Pass Through Trust, 6.125%, 7/15/18 (144A)

 $

 5,175,000

 Total Transportation

 $

 5,175,000

 Consumer Durables & Apparel - 0.3%

 Apparel, Accessories & Luxury Goods - 0.3%

 1,943,000

 Hanesbrands, Inc., 6.375%, 12/15/20

 $

 2,053,751

 Total Consumer Durables & Apparel

 $

 2,053,751

 Consumer Services - 0.8%

 Casinos & Gaming - 0.8%

 5,523,000

 MGM Resorts International, 6.625%, 12/15/21

 $

 5,799,150

 Total Consumer Services

 $

 5,799,150

 Diversified Financials - 0.5%

 Asset Management & Custody Banks - 0.5%

 3,800,000

 Prospect Capital Corp., 5.875%, 3/15/23

 $

 3,934,847

 Total Diversified Financials

 $

 3,934,847

 Insurance - 0.1%

 Reinsurance - 0.1%

 1,000,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 $

 1,039,500

 Total Insurance

 $

 1,039,500

 Real Estate - 0.5%

 Diversified Real Estate Activities - 0.5%

 3,600,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 3,672,000

 Total Real Estate

 $

 3,672,000

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 700,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 $

 701,750

 1,000,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 1,002,500

 $

 1,704,250

 Total Utilities

 $

 1,704,250

 TOTAL CORPORATE BONDS

 (Cost $66,819,255)

 $

 67,622,889

 FOREIGN GOVERNMENT BONDS - 4.0%

 13,291,000

 Indonesia Government International Bond, 5.875%, 1/15/24 (144A)

 $

 15,384,332

 6,620,000

 Indonesia Government International Bond, 6.75%, 1/15/44 (144A)

 8,539,800

 2,250,000

 Socialist Republic of Vietnam, 4.8%, 11/19/24 (144A)

 2,368,125

 3,871,000

 Turkey Government International Bond, 3.25%, 3/23/23

 3,740,354

 $

 30,032,611

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $28,436,756)

 $

 30,032,611

 SENIOR FLOATING RATE LOAN INTERESTS - 0.1%**

 Materials - 0.0%+

 Aluminum - 0.0%+

 240,009

 3.75

 Novelis, Inc., Initial Term Loan, 3/10/17

 $

 238,284

 Total Materials

 $

 238,284

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 120,142

 2.83

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 119,591

 180,213

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 180,154

 $

 299,745

 Total Technology Hardware & Equipment

 $

 299,745

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $539,106)

 $

 538,029

 Shares

 EXCHANGE TRADED FUNDS - 6.3%

 62,300

 BlackRock MuniVest Fund, Inc.

 $

 656,019

 44,100

 BlackRock MuniYield Fund, Inc.

 672,525

 25,340

 iShares MSCI India ETF

 813,551

 19,224

 iShares MSCI Mexico Capped ETF

 1,081,350

 47,127

 Lyxor ETF MSCI India *

 828,534

 119,015

 Market Vectors Vietnam ETF

 2,176,784

 455,771

 PowerShares Buyback Achievers Portfolio

 21,229,818

 138,513

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 3,191,064

 55,639

 SPDR S&P Global Dividend Aristocrats ETF

 1,785,809

 219,314

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 4,271,686

 254,568

 SPDR S&P US Dividend Aristocrats UCITS ETF

 10,090,004

 $

 46,797,144

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $41,689,532)

 $

 46,797,144

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.4%

 Commercial Paper - 1.4%

 1,545,000

 Apache Corp., Commercial Paper, 2/2/15 (c)

 $

 1,544,970

 1,815,000

 Barclays U.S. Funding Corp., Commercial Paper, 2/2/15 (c)

 1,814,980

 1,305,000

 Duke Energy Co., Commercial Paper,  2/2/15 (c)

 1,304,979

 1,725,000

 Mondelez International, Inc., Commercial Paper  2/2/15 (c)

 1,724,967

 1,815,000

 Prudential Funding Corp., Commercial Paper, 2/2/15 ©

 1,814,985

 1,815,000

 Sabmiller, Inc., Commercial Paper, 2/2/15 (c)

 1,814,965

 $

 10,019,846

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,019,943)

 $

 10,019,846

 Shares

 PURCHASED PUT OPTIONS - 0.4%

 3,273

 Put Option on 100 Shares S&P 500 EMINI, 2/15 @ 1,700

 $

 319,118

 1,800

 Put Option on 100 Shares S&P 500, EMINI,  2/15 @ 1,800

 409,500

 1,800

 Put Option on 100 Shares, S&P 500 EMINI, 2/15 @ 1,790

 373,500

 1,250

 Put Option on 100 Shares, S&P 500 EMINI, 2/15 @ 1,955

 1,593,750

 1,800

 Put Option on 100 Shares, S&P 500 EMINI, 2/15 @ 1,990

 3,384,000

 1,800

 Put Option on 100 Shares, S&P 500 EMINI, 2/15 @ 2,000

 3,762,000

 EUR

 2,500

 Put Option on Euro Stoxx 50, 2/15 @ 2,750

 74,813

 EUR

 750

 Put Option on Euro Stoxx 50, 2/15 @ 3,050

 94,010

 HKD

 500

 Put Option on Hong Kong Hang Seng, 2/15 @ 21,400

 16,124

 HKD

 500

 Put Option on Hong Kong Hang Seng, 2/15 @ 24,600

 1,307,693

 HKD

 800

 Put Option on Hong Kong Stock Exchange, 2/15 @ 10,200

 43,859

 HKD

 800

 Put Option on Hong Kong Stock Exchange, 2/15 @ 11,800

 1,065,504

 JPY

 800

 Put Option on Nikkei 225 2/15, @ 16,750

 330,213

 JPY

 800

 Put Option on Nikkei 225, 2/15 @ 15,000

 23,830

 JPY

 250

 Put Option on Nikkei 225, 2/15 @ 15,250

 9,574

 JPY

 250

 Put Option on Nikkei 225, 2/15 @ 17,750

 643,617

 $

 13,451,105

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $18,754,021)

 $

 13,451,105

 PURCHASED CALL OPTIONS - 1.4%

 700

 Call Option on 100 Shares, S&P 500 EMINI 2/15 @ 2,040

 $

 416,500

 1,250

 Call Option on 100 Shares, S&P 500 EMINI, 2/15 @ 2,075

 243,750

 700

 Call Option on 100 Shares, S&P 500 EMINI, 2/15 @ 2,200

 3,500

 10,000

 Call Option on 100 Shares, S&P 500 EMINI, 3/15 @ 2,250

 150,000

 26,000

 Call Option on 100 Shares, S&P 500 EMINI, 3/15 @ 2,275

 325,000

 EUR

 1,000

 Call Option on Deutsche Boerse AG, 2/15 @ 10,950

 538,370

 EUR

 2,000

 Call Option on Deutsche Boerse AG, 2/15 @ 11,050

 726,672

 EUR

 1,750

 Call Option on Euro Stoxx 50, 2/15 @ 3,200

 3,410,899

 EUR

 2,250

 Call Option on Euro Stoxx 50, 2/15 @ 3,275

 2,920,664

 EUR

 2,250

 Call Option on Euro Stoxx 50, 2/15 @ 3,575

 101,632

 HKD

 500

 Call Option on Hong Kong Stock, 2/15 @ 12,200

 451,485

 HKD

 500

 Call Option on Hong Kong Stock, 2/15 @ 13,800

 9,675

 JPY

 250

 Call Option on Nikkei 225, 2/15 @ 17,500

 803,191

 JPY

 250

 Call Option on Nikkei 225, 2/15 @ 20,500

 1,064

 $

 10,102,402

 TOTAL PURCHASED CALL OPTIONS

 (Premiums paid $11,277,211)

 $

 10,102,402

 TOTAL INVESTMENT IN SECURITIES - 97.4%

 (Cost $709,564,684) (a)

 $

 740,704,776

 WRITTEN PUT OPTIONS - (1.2)%+

 (3,600)

 Put Option on 100 shares S&P 500 EMINI 2/15 @ 1900

 $

 (2,466,000)

 (3,600)

 Put Option on 100 shares S&P 500 EMINI, 2/15 @ 1890

 (2,196,000)

 (1,250)

 Put Option on 100 Shares, S&P 500 EMINI, 2/15 @ 2015

 (3,056,250)

 EUR

 (3,250)

 Put Option on Euro Stoxx 50, 2/15 @ 2900

 (187,173)

 HKD

 (1,000)

 Put Option on Hong Kong Hang Seng, 2/15 @ 23,000

 (238,642)

 HKD

 (1,600)

 Put Option on Hong Kong, 2/15 @ 11,000

 (593,380)

 JPY

 (1,600)

 Put Option on Nikkei 225, 2/15 @ 15,875

 (142,979)

 JPY

 (500)

 Put Option on Nikkei 225, 2/15 @ 16,500

 (125,532)

 $

 (9,005,956)

 TOTAL WRITTEN PUT OPTIONS

 (Premiums received $(13,442,935))

 $

 (9,005,956)

 WRITTEN CALL OPTIONS - (1.3)%

 (1,400)

 Call Option on 100 shares S&P 500 EMINI, 2/15 @ 2,120

 $

 (45,500)

 (1,250)

 Call Option on 100 shares, S&P 500 EMINI, 2/15 @ 2,015

 (1,393,750)

 EUR

 (1,750)

 Call Option on Euro Stoxx 50, 2/15 @ 3,050

 (6,130,133)

 EUR

 (4,500)

 Call Option on Euro Stoxx 50, 2/15 @ 3,425

 (1,654,069)

 HKD

 (1,000)

 Call Option on Hong Kong Stock, 2/15 @ 13,000

 (148,345)

 JPY

 (500)

 Call Option on Nikkei 225, 2/15 @ 19,000

 (19,149)

 $

 (9,390,946)

 TOTAL WRITTEN CALL OPTIONS

 (Premiums received $(6,715,244))

 $

 (9,390,946)

 OTHER ASSETS & LIABILITIES - 2.6%

 $

 19,438,201

 TOTAL NET ASSETS - 100.0%

 $

 741,746,075

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 30, 2015, the value of these securities amounted to $56,476,564 or 7.6% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $709,564,684 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 64,402,983

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (33,262,891)

 Net unrealized appreciation

 $

 31,140,092

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 HKD

 Hong Kong Dollar

 JPY

 Japanese Yen

 TOTAL RETURN SWAP AGREEMENT

 Notional

 Principal ($) (1)

 Counterparty

 Pay/Receive

 Obligation Entity/Index

 Annual

 Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

1,061

 HSBC Bank Plc

 Pay

 Tadawul Allshare

 Index Saudi Arabia

 U.S. 3 month Libor

  + 0.70%

 1/3/16

$
551,681

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Convertible Corporate Bond

  $                           -

  $       4,416,000

  $                   -

  $        4,416,000

 Preferred Stocks

                               -

             199,920

                       -

              199,920

 Common Stocks*

   Materials

     Specialty Chemicals

                  8,779,225

                       -

                       -

            8,779,225

   Capital Goods

     Aerospace & Defense

                28,521,305

           5,182,176

                       -

          33,703,481

     Electrical Components & Equipment

                  2,452,443

           7,088,041

                       -

            9,540,484

     Industrial Conglomerates

                  1,483,909

           2,558,518

                       -

            4,042,427

     Construction & Farm Machinery & Heavy Trucks

                  7,068,449

           4,073,349

                       -

          11,141,798

     Industrial Machinery

                  3,792,766

         18,755,853

                       -

          22,548,619

   Transportation

     Air Freight & Logistics

                  1,457,019

                       -

                       -

            1,457,019

     Railroads

                11,126,098

             347,430

                       -

          11,473,528

   Automobiles & Components

     Auto Parts & Equipment

                  2,902,098

           2,680,815

                       -

            5,582,913

   Consumer Services

     Hotels, Resorts & Cruise Lines

                  6,560,296

           1,445,487

                       -

            8,005,783

   Media

     Cable & Satellite

                  1,649,302

                       -

                       -

            1,649,302

     Movies & Entertainment

                  7,979,092

                       -

                       -

            7,979,092

   Retailing

     Internet Retail

                  5,920,588

                       -

                       -

            5,920,588

     General Merchandise Stores

                  4,876,582

                       -

                       -

            4,876,582

   Food & Staples Retailing

     Drug Retail

                  6,510,266

                       -

                       -

            6,510,266

     Food Retail

                  2,266,635

             454,460

                       -

            2,721,095

     Hypermarkets & Super Centers

                  2,274,113

           2,572,735

                       -

            4,846,848

   Food, Beverage & Tobacco

     Soft Drinks

                  5,560,310

                       -

                       -

            5,560,310

     Packaged Foods & Meats

                  1,050,821

           1,578,453

                       -

            2,629,274

   Health Care Equipment & Services

     Health Care Equipment

                  4,489,684

                       -

                       -

            4,489,684

     Health Care Distributors

                  6,702,868

           5,995,835

                       -

          12,698,703

     Managed Health Care

                  7,937,092

                       -

                       -

            7,937,092

   Pharmaceuticals, Biotechnology & Life Sciences

     Biotechnology

                  5,574,461

                       -

                       -

            5,574,461

     Pharmaceuticals

                  4,184,796

         15,885,383

                       -

          20,070,179

     Life Sciences Tools & Services

                  1,131,215

           1,552,531

                       -

            2,683,746

   Banks

     Diversified Banks

                  1,998,020

         58,632,769

                       -

          60,630,789

   Diversified Financials

     Asset Management & Custody Banks

                13,116,226

           3,331,937

                       -

          16,448,163

   Real Estate

     Mortgage REIT

                  2,227,979

                       -

                       -

            2,227,979

     Residential REIT

                     278,808

             737,715

                       -

            1,016,523

     Retail REIT

                     256,116

           1,636,845

                       -

            1,892,961

   Software & Services

     Internet Software & Services

                  8,613,701

           4,650,764

                       -

          13,264,465

     Data Processing & Outsourced Services

                  3,606,695

           3,780,556

                       -

            7,387,251

     Application Software

                  3,374,375

             813,443

                       -

            4,187,818

   Technology Hardware & Equipment

     Computer Storage & Peripherals

                  5,058,969

                       -

                       -

            5,058,969

     Electronic Components

                  3,670,541

           9,391,927

                       -

          13,062,468

   Semiconductors & Semiconductor Equipment

     Semiconductor Equipment

                  2,043,929

           4,511,572

                       -

            6,555,501

   All Other Common Stocks

                               -

       201,834,912

                       -

        201,834,912

 Collateralized Mortgage Obligations

                               -

         11,534,532

                       -

          11,534,532

 Corporate Bonds

                               -

         67,622,889

                       -

          67,622,889

 Foreign Government Bonds

                               -

         30,032,611

                       -

          30,032,611

 Senior Floating Rate Loan Interests

                               -

             538,029

                       -

              538,029

 Exchange Traded Funds

                26,630,047

         20,167,097

                       -

          46,797,144

 Temporary Cash Investments

                               -

         10,019,846

                       -

          10,019,846

 Purchased Put Options

                13,451,105

                       -

                       -

          13,451,105

 Purchased Call Options

                10,102,402

                       -

                       -

          10,102,402

 Total

  $           236,680,346

       504,024,430

  $                   -

  $    740,704,776

 Other Financial Instruments

 Unrealized appreciation on futures contracts

  $              3,364,977

                     -

  $                 -

  $        3,364,977

 Unrealized appreciation on total return swap contracts

                               -

             551,681

                       -

              551,681

 Unrealized appreciation on written put options

                 (9,005,956)

                       -

                       -

          (9,005,956)

 Unrealized appreciation on written call options

                 (9,390,946)

                       -

                       -

          (9,390,946)

 Total Other Financial Instruments

  $           (15,031,925)

  $         551,681

  $                   -

  $     (14,480,244)

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Floating Rate Fund

 Schedule of Investments 1/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 93.2%**

 Energy - 4.0%

 Oil & Gas Drilling - 1.4%

 4,186,250

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 3,263,182

 1,750,000

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 1,471,094

 873,311

 5.75

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 556,736

 2,207,085

 4.50

 Pacific Drilling SA, Term Loan, 6/3/18

 1,712,329

 1,995,000

 3.75

 Paragon Offshore Finance, Term Loan, 7/16/21

 1,541,138

 $

 8,544,479

 Oil & Gas Equipment & Services - 0.8%

 696,500

 3.75

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 603,343

 2,422,482

 3.88

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 2,233,984

 1,683,000

 5.75

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 1,388,475

 1,019,875

 5.25

 McDermott International, Inc., Tranche B Loan (First Lien), 4/11/19

 871,993

 $

 5,097,795

 Integrated Oil & Gas - 0.5%

 1,783,229

 5.25

 ExGen Renewables I LLC, Term Loan, 2/5/21

 $

 1,801,061

 497,232

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 494,746

 1,361,250

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 1,083,471

 $

 3,379,278

 Oil & Gas Exploration & Production - 0.3%

 1,650,000

 3.50

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 1,542,750

 543,151

 5.00

 Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18

 342,728

 $

 1,885,478

 Oil & Gas Refining & Marketing - 0.6%

 1,324,894

 4.25

 Pilot Travel Centers LLC, Initial Tranche B, 9/30/21

 $

 1,329,863

 795,000

 2.42

 Tesoro Corp., Initial Term Loan, 1/11/16

 795,000

 1,782,000

 4.25

 Western Refining, Inc., Term Loan 2013, 11/12/20

 1,724,085

 $

 3,848,948

 Oil & Gas Storage & Transportation - 0.3%

 2,024,375

 6.50

 Atlas Energy LP, Loan, 7/31/19

 $

 1,963,644

 Coal & Consumable Fuels - 0.1%

 195,833

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 66,583

 793,240

 5.50

 Foresight Energy LLC, Term Loan, 8/21/20

 765,477

 $

 832,060

 Total Energy

 $

 25,551,682

 Materials - 10.0%

 Commodity Chemicals - 0.7%

 2,335,616

 4.50

 AZ Chem US, Inc., Tranche B Term Loan (First Lien), 6/9/21

 $

 2,292,116

 2,424,581

 4.00

 Tronox Pigments BV, New Term Loan, 3/19/20

 2,401,284

 $

 4,693,400

 Diversified Chemicals - 1.7%

 3,065,354

 3.50

 Eagle Spinco, Inc., Term Loan, 1/28/17

 $

 3,069,186

 2,141,870

 5.00

 Nexeo Solutions LLC, Initial Term Loan, 2/26/17

 2,045,486

 1,762,688

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 1,683,367

 725,752

 5.50

 Royal Adhesives & Sealants LLC, Term B Loan (First Lien), 7/31/18

 728,928

 2,216,250

 3.75

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 2,188,547

 1,470,672

 5.00

 Univar, Term B Loan, 2/14/17

 1,423,978

 $

 11,139,492

 Specialty Chemicals - 2.6%

 1,753,730

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19

 $

 1,742,769

 909,926

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19

 904,239

 2,444,328

 4.00

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 2,397,541

 658,326

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 658,600

 859,827

 2.71

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 852,035

 2,708,750

 4.00

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,706,637

 2,018,406

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 2,002,006

 3,529,474

 4.00

 PQ Corp., 2014 Term Loan, 8/7/17

 3,480,061

 533,140

 1.26

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 532,390

 1,481,595

 3.00

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 1,479,512

 $

 16,755,790

 Construction Materials - 0.2%

 1,576,308

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 1,566,456

 Metal & Glass Containers - 0.1%

 313,630

 4.00

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 309,318

 Paper Packaging - 1.4%

 1,130,875

 7.50

 Caraustar Industries, Inc., Term Loan, 5/1/19

 $

 1,102,603

 504,900

 5.25

 Coveris Holdings SA, USD Term Loan, 4/14/19

 504,374

 2,462,500

 4.50

 Clondalkin Acquisition BV, Term Loan, 5/28/20

 2,456,344

 1,751,785

 4.75

 Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16

 1,751,785

 2,233,125

 4.25

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 2,185,671

 1,202,963

 4.00

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 1,171,385

 $

 9,172,162

 Aluminum - 0.6%

 267,438

 5.75

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 $

 255,069

 1,440,056

 3.75

 Novelis, Inc., Initial Term Loan, 3/10/17

 1,429,706

 2,079,000

 5.50

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 2,067,281

 $

 3,752,056

 Diversified Metals & Mining - 1.0%

 4,166,094

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 3,689,226

 2,992,233

 4.00

 US Silica Co., Term Loan, 7/23/20

 2,767,816

 $

 6,457,042

 Steel - 0.8%

 999,975

 4.50

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 985,600

 967,575

 0.00

 Essar Steel Algoma Inc., Initial Term Loan,  8/9/19

 943,386

 1,729,409

 4.75

 JMC Steel Group, Inc., Term Loan, 4/1/17

 1,702,387

 1,732,500

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 1,663,200

 $

 5,294,573

 Paper Products - 0.7%

 3,447,500

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 3,376,395

 1,266,825

 4.75

 Ranpak Corp., USD Term Loan, 10/1/21

 1,265,638

 $

 4,642,033

 Total Materials

 $

 63,782,322

 Capital Goods - 9.7%

 Aerospace & Defense - 3.1%

 2,519,570

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,361,046

 1,384,259

 3.50

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 1,385,124

 356,560

 6.50

 Cadence Aerospace LLC, Term Loan, 5/9/18

 352,845

 955,033

 4.25

 CPI International, Inc., Term B Loan, 11/17/17

 935,932

 1,580,399

 5.00

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 1,580,889

 2,744,352

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,736,187

 1,864,216

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 1,855,672

 1,224,858

 3.25

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 1,215,671

 754,312

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 753,684

 1,064,830

 6.50

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,044,420

 1,682,764

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,680,660

 111,853

 5.75

 Vencore, Inc (The SI Organization, Inc.), Delayed Draw, 11/23/19

 111,713

 671,307

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 662,496

 2,893,373

 4.75

 WPP Plc, 1st Lien Term Loan, 12/21/19

 2,889,032

 $

 19,565,371

 Building Products - 3.1%

 1,718,250

 3.50

 American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20

 $

 1,670,998

 2,673,000

 5.50

 Armacell International GmbH, Term Loan B (First Lien), 7/2/20

 2,659,635

 2,481,921

 3.50

 Armstrong World Industries, Inc., Term Loan B, 3/15/20

 2,469,511

 915,085

 4.00

 Interline Brands, Inc., Term Loan (First Lien), 3/12/21

 896,783

 1,969,932

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,957,620

 1,980,000

 5.25

 Norcraft Cos. Inc., Initial Loan, 11/12/20

 1,977,525

 1,688,515

 3.75

 Nortek, Inc., Term Loan, 10/30/20

 1,657,911

 2,750,955

 4.00

 Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20

 2,721,383

 1,220,136

 5.00

 Summit Materials LLC, Term B Loan, 1/30/19

 1,222,170

 2,562,781

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 2,542,491

 $

 19,776,027

 Construction & Engineering - 0.5%

 495,850

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 497,090

 2,721,575

 6.75

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 2,724,977

 $

 3,222,067

 Electrical Components & Equipment - 0.7%

 621,762

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 618,265

 1,985,000

 3.25

 Southwire Co., Term Loan, 1/31/21

 1,918,834

 2,033,315

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 2,037,128

 $

 4,574,227

 Industrial Conglomerates - 0.4%

 156,373

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 155,396

 471,194

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 468,249

 1,262,356

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,262,356

 748,125

 4.25

 Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21

 732,762

 $

 2,618,763

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 299,088

 3.25

 Manitowoc Co. Inc. (The), Term B Loan, 12/18/20

 $

 296,097

 1,185,000

 5.75

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 1,185,741

 $

 1,481,838

 Industrial Machinery - 1.5%

 3,951,237

 4.25

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 $

 3,701,816

 2,401,830

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 2,413,839

 1,042,125

 4.75

 STS Operating, Inc., Term Loan, 2/11/21

 1,026,493

 1,287,153

 4.25

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,265,700

 1,388,856

 6.25

 Xerium Technologies, Inc., New Term Loan, 5/17/19

 1,388,856

 $

 9,796,704

 Trading Companies & Distributors - 0.1%

 817,831

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 816,809

 Total Capital Goods

 $

 61,851,806

 Commercial Services & Supplies - 4.1%

 Environmental & Facilities Services - 1.9%

 489,505

 3.75

 ADS Waste Holdings, Inc., Initial Tranche B-2, 10/9/19

 $

 476,961

 462,000

 3.25

 Covanta Energy Corp., Term Loan, 3/28/19

 461,854

 957,854

 5.00

 Granite Acquisition, Inc., Term B Loan, 10/15/21

 964,739

 42,146

 5.00

 Granite Acquisition, Inc., Term C Loan, 10/15/21

 42,449

 2,442,428

 3.00

 Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19

 2,448,534

 2,073,750

 6.25

 Synagro Infrastructure Co., Inc., Term Loan, 6/30/20

 2,040,052

 1,568,196

 4.00

 Waste Industries USA, Inc., Term B Loan, 3/17/17

 1,559,701

 1,994,625

 5.50

 Wastequip LLC, Term Loan, 8/9/19

 1,987,145

 1,971,706

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 1,947,060

 $

 11,928,495

 Diversified Support Services - 0.3%

 253,520

 6.73

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 225,633

 502,553

 7.50

 infoGroup, Inc., Term B Loan, 5/26/18

 459,836

 1,507,812

 6.25

 Language Line LLC, Tranche B Term Loan, 6/20/16

 1,495,248

 $

 2,180,717

 Security & Alarm Services - 1.4%

 2,420,375

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 2,391,129

 508,311

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 496,556

 1,987,033

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 1,941,083

 1,848,881

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 1,843,488

 2,308,227

 4.25

 Protection One, Inc., Term Loan (2012), 3/21/19

 2,290,915

 $

 8,963,171

 Human Resource & Employment Services - 0.3%

 1,922,888

 3.50

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 1,904,861

 Research & Consulting Services - 0.2%

 1,068,713

 5.00

 Wyle, Tranche B Loan (First Lien), 5/22/21

 1,068,380

 $

 1,068,380

 Total Commercial Services & Supplies

 $

 26,045,624

 Transportation - 3.7%

 Air Freight & Logistics - 1.1%

 1,482,775

 5.00

 Air Medical Group Holdings, Inc., B-1 Term Loan, 6/30/18

 $

 1,486,946

 541,872

 5.73

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 499,200

 567,143

 6.50

 Ceva Intercompany BV, Dutch BV Term, 3/19/21

 522,480

 97,783

 6.50

 Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21

 90,083

 782,266

 6.50

 Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21

 720,663

 1,699,125

 6.75

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 1,701,249

 1,683,000

 5.25

 Syncreon Group BV, Term Loan, 9/26/20

 1,666,170

 $

 6,686,791

 Airlines - 2.0%

 1,592,000

 5.50

 Air Canada, Term Loan, 9/26/19

 $

 1,605,930

 3,979,400

 3.75

 American Airlines, Inc., Class B Term Loan, 6/27/19

 3,959,089

 2,333,274

 3.25

 Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20

 2,291,469

 1,737,000

 3.25

 Delta Air Lines, Inc., Term Loan, 4/20/17

 1,733,602

 1,719,375

 3.50

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,707,197

 898,955

 3.50

 US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 890,078

 498,259

 3.00

 US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16

 495,768

 $

 12,683,133

 Marine - 0.4%

 889,504

 6.00

 Floatel International AB, Tranche B Term Loan (First Lien), 5/22/20

 $

 673,058

 2,058,938

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 2,040,922

 $

 2,713,980

 Trucking - 0.1%

 763,200

 3.75

 Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21

 $

 761,927

 Marine Ports & Services - 0.1%

 790,112

 5.25

 SeaStar Solutions, Term Loan, 1/22/21

 $

 790,112

 Total Transportation

 $

 23,635,943

 Automobiles & Components - 3.5%

 Auto Parts & Equipment - 2.4%

 1,564,574

 4.75

 Affinia Group, Inc., Tranche B-2 Term Loan, 4/25/20

 $

 1,550,884

 2,172,183

 3.75

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 2,165,169

 1,094,500

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 1,083,281

 2,238,750

 6.00

 Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21

 2,249,944

 1,836,296

 4.50

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 1,836,133

 1,914,653

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,907,473

 3,561,879

 3.25

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 3,515,130

 848,640

 5.50

 UCI International, Inc., Term Loan, 7/26/17

 846,164

 $

 15,154,178

 Tires & Rubber - 0.3%

 2,175,000

 4.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 2,177,719

 Automobile Manufacturers - 0.6%

 1,221,938

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 $

 1,203,608

 2,460,824

 3.50

 FCA US LLC, Term Loan B, 5/24/17

 2,453,304

 $

 3,656,912

 Personal Products - 0.2%

 1,378,075

 3.50

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 $

 1,364,294

 Total Automobiles & Components

 $

 22,353,103

 Consumer Durables & Apparel - 2.4%

 Home Furnishings - 0.6%

 2,670,662

 4.25

 Serta Simmons Holdings LLC, Term Loan, 10/1/19

 $

 2,649,334

 1,191,720

 3.50

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 1,176,824

 $

 3,826,158

 Housewares & Specialties - 0.8%

 2,555,443

 4.00

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 $

 2,531,840

 2,557,643

 5.50

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,551,249

 $

 5,083,089

 Leisure Products - 0.3%

 2,028,857

 4.00

 Bombardier Recreational Products, Inc., Term B Loan, 1/30/19

 $

 1,987,434

 Apparel, Accessories & Luxury Goods - 0.7%

 1,588,782

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 1,595,931

 2,982,322

 5.75

 Renfro Corp., Tranche B Term Loan, 1/23/19

 2,874,212

 $

 4,470,143

 Total Consumer Durables & Apparel

 $

 15,366,824

 Consumer Services - 6.0%

 Casinos & Gaming - 1.6%

 4,091,691

 4.25

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 $

 4,075,324

 2,943,684

 3.50

 MGM Resorts International, Term B Loan, 12/20/19

 2,902,473

 568,909

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 563,398

 3,025,000

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 2,992,859

 $

 10,534,054

 Hotels, Resorts & Cruise Lines - 1.4%

 2,765,000

 3.50

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,732,166

 2,364,000

 5.75

 Great Wolf Resorts, Inc., Term B Loan, 8/6/20

 2,361,045

 1,184,211

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,172,184

 1,678,750

 4.50

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 1,665,740

 1,060,589

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 1,046,669

 $

 8,977,804

 Leisure Facilities - 0.5%

 1,520,311

 3.25

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,520,874

 1,678,767

 3.50

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18

 1,681,214

 $

 3,202,088

 Restaurants - 0.8%

 900,000

 4.50

 Burger King Worldwide, Inc., Term Loan B, 9/24/21

 $

 902,039

 1,834,108

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 1,830,288

 2,400,403

 4.25

 PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19

 2,318,389

 $

 5,050,716

 Education Services - 1.1%

 2,632,815

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,612,248

 3,452,244

 5.00

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 3,253,740

 1,050,997

 5.75

 McGraw-Hill Global Education Holdings LLC, Term B Loan Refinancing, 3/22/19

 1,052,146

 $

 6,918,134

 Specialized Consumer Services - 0.5%

 4,716,000

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 $

 3,163,648

 Systems Software - 0.1%

 735,000

 5.00

 P2 Upstream Acquisition Co., Term Loan (First Lien), 10/30/20

 $

 676,200

 Total Consumer Services

 $

 38,522,644

 Media - 8.8%

 Advertising - 0.6%

 2,617,443

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,453,853

 1,786,490

 4.75

 Getty Images, Inc., Initial Term Loan, 10/18/19

 1,623,101

 $

 4,076,954

 Broadcasting - 2.5%

 1,164,150

 4.50

 Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21

 $

 1,112,491

 746,306

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 734,023

 1,917,211

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 1,912,418

 1,961,734

 4.50

 Hubbard Broadcasting, Inc., Tranche 1 Term Loan, 4/29/19

 1,943,343

 1,801,002

 4.25

 NEP, Amendment No. 3 Incremental Term Loan (First Lien), 1/22/20

 1,752,975

 1,481,250

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 1,439,590

 718,834

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 700,863

 4,149,512

 4.00

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 4,100,236

 736,805

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 727,200

 1,635,840

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 1,613,603

 $

 16,036,742

 Cable & Satellite - 3.0%

 2,410,677

 3.50

 Cequel Communications LLC, Term Loan, 2/14/19

 $

 2,389,750

 4,826,500

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 4,757,116

 1,913,109

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,894,776

 445,883

 4.50

 Learfield Communications, Inc., 2014 Replacement Term Loan (First Lien), 10/9/20

 445,466

 1,710,625

 4.00

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 1,693,519

 472,800

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 466,890

 2,471,284

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,452,749

 750,000

 3.50

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 739,981

 1,329,863

 4.75

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 1,323,546

 1,207,098

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 1,178,322

 1,138,945

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 1,111,793

 733,957

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 716,461

 $

 19,170,369

 Movies & Entertainment - 1.7%

 2,147,085

 3.50

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 2,124,049

 369,395

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 369,856

 1,951,292

 3.25

 Kasima LLC, Term Loan, 5/17/21

 1,912,266

 1,540,149

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,526,672

 1,970,000

 3.50

 Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20

 1,917,466

 3,135,313

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 3,035,374

 $

 10,885,683

 Publishing - 1.0%

 763,233

 7.00

 CENGAGE LEARNING ACQUISITIONS INC, Term Loan, 3/6/20

 $

 759,575

 842,562

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 841,246

 2,673,000

 6.25

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 2,675,227

 2,163,903

 3.75

 MTL Publishing LLC, Term B-2 Loan, 6/29/18

 2,139,505

 $

 6,415,553

 Total Media

 $

 56,585,301

 Retailing - 2.1%

 Department Stores - 0.3%

 1,678,792

 4.25

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,630,003

 Computer & Electronics Retail - 0.3%

 992,500

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 982,575

 924,947

 12.01

 Targus Group International, Inc., Term Loan, 5/24/16

 737,645

 $

 1,720,220

 Home Improvement Retail - 0.5%

 3,393,811

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,287,754

 Specialty Stores - 0.1%

 967,538

 3.75

 Michaels Stores, Inc., Term B Loan, 1/28/20

 $

 951,816

 Automotive Retail - 0.9%

 563,951

 3.00

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 $

 561,833

 1,198,869

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 1,194,374

 1,985,000

 3.25

 FCA US LLC, Tranche B Term Loan, 12/29/18

 1,976,316

 1,715,000

 4.00

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,709,106

 491,250

 3.50

 The Hertz Corp., Tranche B-2 Term Loan, 3/11/18

 485,519

 $

 5,927,148

 Total Retailing

 $

 13,516,941

 Food & Staples Retailing - 2.4%

 Drug Retail - 0.1%

 696,500

 4.50

 Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21

 $

 694,759

 Food Distributors - 1.0%

 1,558,880

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,550,599

 1,477,500

 4.75

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,476,577

 3,514,500

 4.25

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 3,272,878

 $

 6,300,054

 Food Retail - 1.3%

 4,353,266

 4.75

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 4,349,640

 1,990,577

 3.50

 Big Heart Pet Brands, Initial Term Loan, 2/24/20

 1,922,957

 2,076,786

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 2,019,998

 $

 8,292,595

 Total Food & Staples Retailing

 $

 15,287,408

 Food, Beverage & Tobacco - 3.5%

 Agricultural Products - 0.9%

 3,620,040

 4.50

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 3,614,005

 1,985,000

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 1,979,607

 $

 5,593,612

 Packaged Foods & Meats - 2.3%

 3,353,486

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 $

 3,290,608

 2,371,284

 4.50

 GFA Brands, Inc., Term Loan, 7/9/20

 2,374,248

 1,310,252

 3.50

 HJ Heinz Co., Term B2 Loan, 3/27/20

 1,309,945

 496,250

 6.75

 Hostess Brands, Inc., Term B Loan, 2/25/20

 506,795

 1,749,252

 3.75

 JBS USA LLC, Initial Term Loan, 5/25/18

 1,737,182

 2,712,880

 3.00

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 2,652,689

 839,375

 3.00

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 820,639

 1,293,500

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 1,284,910

 997,500

 4.50

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 991,889

 $

 14,968,905

 Other Diversified Financial Services - 0.3%

 1,777,500

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 $

 1,764,169

 Total Food, Beverage & Tobacco

 $

 22,326,686

 Household & Personal Products - 2.4%

 Household Products - 1.2%

 2,162,691

 4.50

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 $

 2,122,141

 1,127,871

 4.50

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 1,106,724

 2,498,234

 3.50

 Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19

 2,485,223

 2,389,285

 4.02

 SRAM LLC, Term Loan (First Lien), 4/10/20

 2,345,979

 12,977

 4.50

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 12,831

 $

 8,072,898

 Personal Products - 0.9%

 992,500

 4.25

 Atrium Innovations, Inc., Term Loan, 1/29/21

 $

 959,003

 250,000

 7.75

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 233,750

 1,359,464

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,349,874

 1,262,502

 4.12

 Prestige Brands, Inc., Term B-1 Loan, 1/31/19

 1,263,291

 1,683,000

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,663,541

 $

 5,469,459

 Total Household & Personal Products

 $

 13,542,357

 Health Care Equipment & Services - 7.1%

 Health Care Equipment - 0.5%

 945,597

 3.25

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 944,584

 2,033,422

 4.00

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 2,014,540

 $

 2,959,124

 Health Care Supplies - 0.4%

 813,433

 3.67

 Biomet, Inc., Dollar Term B-2 Loan, 7/25/17

 $

 813,179

 2,063,442

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 2,051,406

 $

 2,864,585

 Health Care Services - 3.4%

 695,215

 6.50

 AccentCare, Inc., Term Loan, 12/22/16

 $

 618,742

 886,504

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 877,639

 948,084

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 950,158

 730,922

 6.50

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 730,313

 1,218,203

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,217,188

 1,508,762

 4.00

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,505,619

 2,826,333

 4.00

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 2,815,734

 2,962,500

 2.21

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 2,951,391

 3,461,067

 6.50

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 3,464,854

 875,881

 4.75

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 864,933

 765,342

 5.25

 National Surgical Hospitals, Inc., Tranche B-2 Term Loan, 7/11/19

 761,515

 905,754

 8.00

 Rural, Term Loan, 6/30/18

 858,202

 1,676,663

 4.50

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 1,626,363

 2,197,435

 4.25

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 2,172,714

 905,400

 7.25

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 724,320

 $

 22,139,685

 Health Care Facilities - 1.7%

 271,018

 3.49

 CHS, 2017 Term E Loan, 1/25/17

 $

 269,938

 1,546,396

 4.25

 CHS, 2021 Term D Loan, 1/27/21

 1,547,603

 329,483

 3.01

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 329,483

 2,372,422

 4.00

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 2,342,767

 1,473,881

 6.00

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19

 1,466,512

 196,382

 3.75

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 194,909

 2,463,734

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,442,177

 321,578

 4.25

 United Surgical Partners International, Inc., Extended Term Loan, 4/19/17

 320,640

 1,770,470

 4.75

 United Surgical Partners International, Inc., New Tranche B Term Loan, 4/3/19

 1,769,732

 $

 10,683,761

 Managed Health Care - 0.1%

 274,363

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 266,133

 199,466

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 197,471

 $

 463,604

 Health Care Technology - 1.0%

 1,581,448

 4.00

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 1,581,448

 2,445,560

 3.75

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,410,405

 979,871

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 963,539

 1,304,348

 4.00

 MedAssets, Inc., Term B Loan, 12/13/19

 1,299,848

 $

 6,255,240

 Total Health Care Equipment & Services

 $

 45,365,999

 Pharmaceuticals, Biotechnology & Life Sciences - 3.9%

 Biotechnology - 0.5%

 3,214,054

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 3,185,931

 Pharmaceuticals - 3.3%

 1,695,750

 4.50

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,692,923

 992,500

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 980,404

 1,188,472

 5.00

 Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20

 1,184,758

 1,191,000

 3.26

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,178,820

 2,852,725

 3.25

 Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 6/12/18

 2,850,645

 2,109,400

 4.25

 JLL, Initial Dollar Term Loan, 1/23/21

 2,059,829

 1,389,500

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 1,362,578

 1,947,480

 4.00

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 1,913,886

 1,254,278

 4.25

 PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21

 1,227,624

 1,095,123

 3.25

 RPI Finance Trust, Term B-2 Term Loan, 5/9/18

 1,097,177

 358,473

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 359,683

 2,375,000

 4.25

 Salix Pharmaceuticals, Inc., Term Loan, 12/17/19

 2,368,072

 1,279,190

 3.50

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,272,395

 1,990,492

 3.50

 Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20

 1,979,986

 $

 21,528,780

 Life Sciences Tools & Services - 0.1%

 416,160

 4.50

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 415,536

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,130,247

 Banks - 0.4%

 Thrifts & Mortgage Finance - 0.4%

 2,554,500

 5.00

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 2,397,718

 Total Banks

 $

 2,397,718

 Diversified Financials - 3.7%

 Other Diversified Financial Services - 2.4%

 748,125

 5.50

 4L Technologies Inc., Term Loan, 5/8/20

 $

 726,616

 1,299,497

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 1,289,653

 1,481,250

 4.50

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 1,470,141

 475,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 473,738

 3,126,480

 4.50

 Fly Funding II Sarl, Term Loan, 8/9/18

 3,119,642

 1,218,750

 6.00

 Harland Clarke Holdings Corp., Tranche B-4 Term Loan, 8/17/19

 1,219,322

 2,511,750

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,436,398

 1,223,850

 4.50

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,213,141

 1,716,375

 5.00

 SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21

 1,510,410

 1,751,227

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,750,187

 $

 15,209,248

 Specialized Finance - 0.5%

 3,134,658

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 $

 3,100,045

 Consumer Finance - 0.2%

 1,295,213

 4.00

 Trans Union LLC, 2014 Replacement Term Loan, 4/9/21

 $

 1,279,224

 Investment Banking & Brokerage - 0.6%

 1,995,736

 4.50

 Duff & Phelps LLC, Initial Term Loan, 4/23/20

 $

 1,977,441

 1,962,500

 4.25

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20

 1,960,047

 $

 3,937,488

 Total Diversified Financials

 $

 23,526,005

 Insurance - 1.8%

 Insurance Brokers - 0.5%

 1,149,495

 5.00

 CGSC of Delaware Holdings Corp., Term Loan (First Lien), 4/16/20

 $

 1,066,157

 2,084,181

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 2,055,524

 $

 3,121,681

 Life & Health Insurance - 0.3%

 1,839,397

 3.75

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 1,825,028

 Multi-line Insurance - 0.4%

 2,289,784

 4.25

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 2,257,585

 Property & Casualty Insurance - 0.6%

 2,140,336

 5.75

 Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 2,137,215

 2,029,500

 5.75

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 2,023,158

 $

 4,160,373

 Total Insurance

 $

 11,364,667

 Real Estate - 1.2%

 Mortgage REIT - 0.3%

 2,113,978

 3.50

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 2,073,459

 Specialized REIT - 0.4%

 2,318,700

 3.25

 The Geo Group, Inc., Term Loan, 4/3/20

 $

 2,301,310

 Real Estate Services - 0.5%

 2,157,516

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 1,672,075

 1,552,329

 4.29

 GCA Services Group, Inc., Replacement Term Loan (First Lien), 11/1/19

 1,540,687

 $

 3,212,762

 Total Real Estate

 $

 7,587,531

 Software & Services - 4.6%

 Internet Software & Services - 0.2%

 429,310

 3.50

 Dealertrack Technologies, Inc., Term Loan, 2/27/21

 $

 423,536

 996,077

 6.00

 Vocus, Inc., Tranche B Loan (First Lien), 5/23/21

 973,665

 $

 1,397,201

 IT Consulting & Other Services - 0.9%

 1,402,167

 3.75

 Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19

 $

 1,401,072

 1,404,529

 4.50

 Deltek, Inc., Term Loan (First Lien), 10/10/18

 1,398,093

 1,995,000

 4.50

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 1,939,306

 689,788

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 687,201

 $

 5,425,672

 Data Processing & Outsourced Services - 0.5%

 1,387,680

 3.73

 First Data Corp., 2018 New Dollar Term Loan, 3/24/18

 $

 1,363,830

 1,960,150

 3.50

 Genpact International, Inc., Term Loan, 8/30/19

 1,950,963

 $

 3,314,793

 Application Software - 1.7%

 1,655,393

 4.25

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,646,081

 2,468,750

 4.25

 Epiq Systems, Inc., Term Loan, 8/27/20

 2,453,320

 652,397

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 650,222

 1,120,858

 3.75

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 1,095,756

 850,000

 7.50

 Serena Software, Inc., Term Loan, 4/10/20

 846,281

 1,728,237

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,722,188

 2,188,681

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 2,177,737

 $

 10,591,585

 Systems Software - 0.8%

 1,250,000

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 1,234,375

 2,881,290

 4.01

 EZE Software Group LLC, Term B-1 Loan, 4/6/20

 2,829,665

 497,500

 5.00

 MSC Software Corp., Initial Term Loan (First Lien), 5/28/20

 498,122

 818,125

 4.75

 Sybil Finance BV, Initial Term Loan, 3/18/20

 816,761

 $

 5,378,923

 Home Entertainment Software - 0.5%

 1,864,500

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 1,864,379

 1,325,000

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 1,288,149

 $

 3,152,528

 Total Software & Services

 $

 29,260,702

 Technology Hardware & Equipment - 1.6%

 Data Processing & Outsourced Services - 0.0%†

 74,063

 4.50

 Ship Midco, Ltd., Additional Term Facility, 11/30/19

 $

 73,507

 Communications Equipment - 0.3%

 398,000

 3.75

 Ciena Corp., Term Loan, 7/15/19

 $

 395,512

 689,509

 2.83

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 686,349

 1,034,263

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 1,033,927

 $

 2,115,788

 Electronic Equipment Manufacturers - 0.6%

 1,925,067

 4.50

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 1,886,566

 1,600,000

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 1,611,571

 $

 3,498,137

 Electronic Components - 0.6%

 148,125

 3.25

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 146,921

 668,938

 6.25

 FCI - Fidji Luxembourg Bc4 Sarl , Term Loan, 12/19/20

 671,028

 1,605,400

 3.25

 Generac Power Systems, Inc., Term Loan B, 5/31/20

 1,572,770

 1,394,258

 5.00

 Scitor Corp., Term Loan, 2/15/17

 1,383,801

 $

 3,774,520

 Technology Distributors - 0.1%

 786,004

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 769,792

 Total Technology Hardware & Equipment

 $

 10,231,744

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 0.6%

 1,457,639

 3.50

 Emtegris, Inc., Term Loan B, 3/25/21

 $

 1,431,219

 573,446

 3.25

 Sensata Technologies BV, Term Loan, 5/12/18

 574,746

 1,535,398

 4.75

 VAT Holding AG, Term Loan, 1/28/21

 1,511,407

 $

 3,517,372

 Semiconductors - 0.8%

 3,980,000

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 3,977,867

 497,500

 4.50

 M/A-COM Technology, Initial Term Loan, 5/7/21

 499,988

 737,337

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 731,070

 $

 5,208,925

 Total Semiconductors & Semiconductor Equipment

 $

 8,726,297

 Telecommunication Services - 2.5%

 Integrated Telecommunication Services - 1.2%

 2,765,000

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 2,745,991

 491,250

 5.25

 Integra Telecom Holdings, Inc., Term B Loan, 2/22/19

 484,495

 1,013,426

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 1,002,659

 1,636,644

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 1,619,510

 785,477

 3.50

 Windstream Corp., Tranche B-4 Term Loan, 1/8/20

 779,979

 987,711

 3.50

 Windstream Corp., Tranche B-5 Term Loan, 8/8/19

 980,056

 $

 7,612,690

 Wireless Telecommunication Services - 1.3%

 3,103,396

 3.25

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 3,058,204

 1,100,385

 4.50

 Numericable U.S. LLC, Tranche B-1 Term Loan, 4/23/20

 1,095,767

 951,683

 4.50

 Numericable-SFR, Tranche B-2 Loan (First Lien), 4/23/20

 947,690

 1,175,787

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 1,139,534

 2,204,282

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 2,136,318

 $

 8,377,513

 Total Telecommunication Services

 $

 15,990,203

 Utilities - 2.9%

 Electric Utilities - 1.3%

 1,804,989

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,800,477

 2,610,250

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,534,553

 1,899,667

 4.25

 Star West Generation LLC, Term B Advance, 3/13/20

 1,873,546

 679,080

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 682,688

 1,375,000

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 1,381,449

 $

 8,272,713

 Water Utilities - 0.3%

 1,732,500

 4.75

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 1,713,009

 Independent Power Producers & Energy Traders - 1.3%

 1,395,625

 4.00

 Calpine Corp., Term Loan (3/11), 4/1/18

 $

 1,390,003

 538,299

 4.00

 Calpine Corp., Term Loan, 9/27/19

 533,204

 1,212,308

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,201,889

 2,054,076

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 2,031,395

 3,421,700

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,396,037

 $

 8,552,528

 Total Utilities

 $

 18,538,250

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $609,432,482)

 $

 596,488,004

 PREFERRED STOCKS - 0.5%

 Banks - 0.3%

 Diversified Banks - 0.3%

 63,810

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 1,687,774

 22,893

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 621,774

 $

 2,309,548

 Total Banks

 $

 2,309,548

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 40,000

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 1,052,000

 Total Diversified Financials

 $

 1,052,000

 TOTAL PREFERRED STOCKS

 (Cost $3,482,676)

 $

 3,361,548

 CONVERTIBLE PREFERRED STOCKS - 0.0%†

 Capital Goods - 0.0%†

 Industrial Machinery - 0.0%†

 1,000

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 133,500

 Total Capital Goods

 $

 133,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,000)

 $

 133,500

 Shares

 COMMON STOCKS - 0.2%

 Capital Goods - 0.1%

 Construction & Engineering - 0.1%

 107,296

 Newhall Land Development LLC *

 $

 382,242

 Total Capital Goods

 $

 382,242

 Commercial Services & Supplies - 0.0%†

 Diversified Support Services - 0.0%†

 32

 IAP Worldwide Services, Inc.

 $

 24,365

 Total Commercial Services & Supplies

 $

 24,365

 Consumer Services - 0.1%

 Education Services - 0.1%

 26,266

 Cengage Learning Holdings II LP

 $

 592,298

 Total Consumer Services

 $

 592,298

 TOTAL COMMON STOCKS

 (Cost $1,117,224)

 $

 998,905

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.0%†

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 4,857

 Westgate Resorts 2012-2 LLC, 9.0%, 1/21/25 (144A)

 $

 4,943

 Total Consumer Services

 $

 4,943

 Diversified Financials - 0.0%†

 Specialized Finance - 0.0%†

 267,555

 0.60

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 160,533

 267,555

 0.56

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 160,533

 $

 321,066

 Total Diversified Financials

 $

 321,066

 TOTAL ASSET BACKED SECURITIES

 (Cost $359,291)

 $

 326,009

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 1,000,000

 3.05

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/17/28 (144A)

 $

 999,974

 500,000

 1.68

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 493,734

 300,000

 4.41

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)

 300,969

 87,245

 0.77

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 86,123

 284,095

 0.63

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 260,764

 $

 2,141,564

 Total Banks

 $

 2,141,564

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 466,585

 4.17

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 $

 447,921

 Total Diversified Financials

 $

 447,921

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,526,325)

 $

 2,589,485

 CORPORATE BONDS - 4.7%

 Energy - 0.5%

 Oil & Gas Drilling - 0.0%†

 100,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 65,000

 Oil & Gas Exploration & Production - 0.2%

 1,021,000

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 1,022,532

 Oil & Gas Storage & Transportation - 0.3%

 432,000

 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)

 $

 435,780

 1,405,000

 NuStar Logistics LP, 6.75%, 2/1/21

 1,478,762

 $

 1,914,542

 Total Energy

 $

 3,002,074

 Materials - 0.4%

 Specialty Chemicals - 0.1%

 900,000

 INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)

 $

 855,000

 Construction Materials - 0.1%

 350,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 352,450

 Paper Packaging - 0.1%

 732,000

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 732,000

 Paper Products - 0.1%

 795,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 759,225

 Total Materials

 $

 2,698,675

 Capital Goods - 0.2%

 Construction & Engineering - 0.1%

 750,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 697,500

 Electrical Components & Equipment - 0.0%†

 250,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 247,500

 Industrial Conglomerates - 0.1%

 500,000

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 393,750

 Total Capital Goods

 $

 1,338,750

 Transportation - 0.2%

 Airlines - 0.2%

 1,037,000

 Air Canada, 6.75%, 10/1/19 (144A)

 $

 1,100,516

 Total Transportation

 $

 1,100,516

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 480,000

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 487,200

 950,000

 DR Horton, Inc., 5.75%, 8/15/23

 1,021,250

 1,010,000

 Lennar Corp., 4.5%, 6/15/19

 1,020,100

 $

 2,528,550

 Total Consumer Durables & Apparel

 $

 2,528,550

 Media - 0.2%

 Advertising - 0.1%

 770,000

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 803,688

 Broadcasting - 0.1%

 210,000

 0.77

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 $

 210,352

 Total Media

 $

 1,014,040

 Retailing - 0.1%

 Specialty Stores - 0.1%

 660,000

 Outerwall, Inc., 6.0%, 3/15/19

 $

 646,800

 Total Retailing

 $

 646,800

 Food, Beverage & Tobacco - 0.0%†

 Packaged Foods & Meats - 0.0%†

 229,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 $

 248,465

 Total Food, Beverage & Tobacco

 $

 248,465

 Health Care Equipment & Services - 0.1%

 Health Care Equipment - 0.1%

 713,000

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 761,128

 Total Health Care Equipment & Services

 $

 761,128

 Banks - 0.2%

 Diversified Banks - 0.1%

 500,000

 1.07

 Bank of America Corp., Floating Rate Note, 3/22/16

 $

 501,821

 180,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 179,775

 $

 681,596

 Regional Banks - 0.1%

 560,000

 4.45

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 560,000

 Total Banks

 $

 1,241,596

 Diversified Financials - 0.1%

 Multi-Sector Holdings - 0.0%†

 250,000

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 276,708

 Specialized Finance - 0.1%

 615,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 570,412

 Total Diversified Financials

 $

 847,120

 Insurance - 1.4%

 Reinsurance - 1.4%

 400,000

 4.02

 Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)

 $

 400,280

 500,000

 3.45

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 510,050

 250,000

 8.13

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 255,475

 250,000

 2.56

 Bosphorus Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 250,000

 250,000

 6.87

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 262,000

 250,000

 9.04

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 264,250

 548,100

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 548,648

 650,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 661,830

 350,000

 3.98

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 354,480

 250,000

 9.02

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 251,525

 500,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 519,750

 550,000

 7.51

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 552,805

 250,000

 10.39

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 251,975

 600,000

 8.63

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 620,580

 500,000

 8.77

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 509,350

 500,000

 9.02

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 510,500

 350,000

 10.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 377,930

 250,000

 9.27

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 266,050

 500,000

 3.54

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 499,100

 500,000

 3.90

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 503,750

 250,000

 11.27

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 259,900

 250,000

 8.54

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 262,000

 300,000

 2.73

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 303,870

 $

 9,196,098

 Total Insurance

 $

 9,196,098

 Real Estate - 0.1%

 Specialized REIT - 0.1%

 500,000

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 520,500

 Total Real Estate

 $

 520,500

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 795,000

 VeriSign, Inc., 4.625%, 5/1/23

 $

 790,031

 Data Processing & Outsourced Services - 0.0%†

 250,000

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 267,812

 Application Software - 0.1%

 371,000

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 387,695

 Total Software & Services

 $

 1,445,538

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.3%

 405,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 426,009

 600,000

 Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)

 622,500

 600,000

 Windstream Corp., 8.125%, 9/1/18

 625,500

 $

 1,674,009

 Wireless Telecommunication Services - 0.1%

 550,000

 0.62

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 $

 550,209

 Total Telecommunication Services

 $

 2,224,218

 Utilities - 0.2%

 Gas Utilities - 0.0%†

 250,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 245,000

 Independent Power Producers & Energy Traders - 0.2%

 521,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $

 535,328

 375,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 375,938

 $

 911,266

 Total Utilities

 $

 1,156,266

 TOTAL CORPORATE BONDS

 (Cost $29,844,563)

 $

 29,970,334

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $646,862,561) (a)

 $

 633,867,785

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 6,312,999

 TOTAL NET ASSETS - 100.0%

 $

 640,180,784

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2015, the value of these securities amounted to $18,680,800 or 2.9% of total net assets.

 (a)

 At January 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $647,448,614 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 1,541,341

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (15,122,170)

 Net unrealized depreciation

 $

 (13,580,829)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $            3,361,548

  $                            -

  $                    -

  $              3,361,548

 Convertible Preferred Stock

                  133,500

                                -

                       -

                    133,500

 Common Stocks

                          -

                        998,905

                       -

                    998,905

 Asset Backed Securities

                          -

                        326,009

                       -

                    326,009

 Collateralized Mortgage Obligations

                          -

                     2,589,485

                       -

                 2,589,485

 Corporate Bonds

   Insurance

     Reinsurance

                          -

                                -

               548,648

                    548,648

   All Other Corporate Bonds

                          -

                    29,421,686

                       -

                29,421,686

 Senior Floating Rate Loan Interests

                          -

                  596,488,004

                       -

              596,488,004

 Total

  $            3,495,048

  $              629,824,089

  $            548,648

  $          633,867,785

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 10/31/14

  $                         -

 Realized gain (loss)1

                            -

 Change in unrealized appreciation (depreciation)2

                            -

 Purchases

                  548,648

 Sales

                            -

 Transfers in to Level 3*

                            -

 Transfers out of Level 3*

                            -

 Balance as of 1/31/15

                  548,648

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values.

 During the period ended January 31, 2015 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/15

 $

                          -

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date March 31, 2015 * Print the name and title of each signing officer under his or her signature.